Impairment Charges (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Impairment Charges

The following table outlines our impairment charges for 2012:

	Year ended December 31, 2012
	Continuing Operations	Discontinued Operations	Total
Goodwill	$—	$22,951	$22,951
Intangible assets	3,525	677	4,202
Property and equipment	—	259	259

Total impairment charges	$3,525	$23,887	$27,412